COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of commitments and contingencies [Abstract]
Schedule of Commitments Not Disclosed in Financial Statements

Commitments, not disclosed elsewhere in these financial statements, are as follows:

	Total	Less than 1 year	1-5 years	After 5 years
Operating leases	$3,353	$888	$2,465	$-
Commitments	$6,418	$-	$-	$6,418